Stockholders Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended					6 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares	May 08, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 shares	Apr. 30, 2023 USD ($)	Jun. 30, 2022 shares	Feb. 03, 2022 $ / shares shares	Apr. 03, 2019 shares	Jun. 30, 2018 $ / shares shares
Dividend declared									$ 0.15
Dividend Payable | $		$ 15,000												$ 4,100
Atlas Sand Company LLC [Member]
Cash distribution paid to unit-holder of limited liability company | $										$ 45,024	$ 10,000	$ 3
Atlas Sand Company LLC [Member] | Atlas Sand Company, LLC unitholders [Member]
Proceeds from contributed capital | $											$ 12,600
2021 Term Loan Credit Facility
Repaid amount | $				$ 3,800	$ 3,800	$ 3,800	$ 5,000			$ 12,600
2018 Loan Credit Facility [Member] | Lender Warrants [Member] | Atlas Sand Company LLC [Member]
Number of units into which the class of warrant or right may be converted | shares																	4,192,460	41,299,845
Exercise price per share or per unit of warrants or rights																		$ 0.01
Operating Units [Member]
Dividends declared (in dollars per share)		$ 0.15	$ 0.15
Dividend declared		$ 0.15
Dividend Payable | $														$ 2,300
Subsequent Event
Dividend Payable | $	$ 20,000		$ 15,000
Subsequent Event | New Atlas Common Stock [Member] | PubCo Merger [Member]
Common stock, par or stated value per share	$ 0.01
Conversion of shares | shares	1
Subsequent Event | Base Rate [Member]
Dividends declared (in dollars per share)	$ 0.15
Subsequent Event | 2021 Term Loan Credit Facility
Repaid amount | $		$ 3,800	$ 3,800
Subsequent Event | Operating Units [Member]
Dividends declared (in dollars per share)	0.2
Common Class A [Member]
Common stock, shares outstanding | shares									57,147,501						0
Voting rights per share | Vote									1
Dividends declared (in dollars per share)		$ 0.15
Common stock, shares authorized | shares									1,000,000,000
Common stock, par or stated value per share									$ 0.01
Shares issued price per share									$ 18
Common stock, shares issued | shares									57,147,501
Common Class A [Member] | Atlas Energy Solution INC [Member]
Common stock, shares outstanding | shares																1,000
Common stock, shares authorized | shares																1,000
Common stock, par or stated value per share																$ 0.01
Shares issued price per share																$ 10
Common stock, shares issued | shares										1,000						1,000
Common Class A [Member] | Subsequent Event
Dividends declared (in dollars per share)	$ 0.05		$ 0.15
Common Class B [Member]
Common stock, shares outstanding | shares									42,852,499						0
Voting rights per share | Vote									1
Common stock, shares authorized | shares									500,000,000
Common stock, par or stated value per share									$ 0.01
Common stock, shares issued | shares									42,852,499
Class D Units [Member] | 2018 Loan Credit Facility [Member] | Lender Warrants [Member] | Atlas Sand Company LLC [Member]
Stock issued during period, shares on exercise of warrants | shares												2,515,470	41,299,845
Number of warrants or rights outstanding | shares								0		0	0
ClassA and ClassD unitholders [Member] | Atlas Sand Company LLC [Member]
Cash distribution paid to unit-holder of limited liability company | $					$ 15,000	$ 15,000	$ 15,000	$ 10,000
ClassA and ClassD unitholders [Member] | Subsequent Event | Atlas Sand Company LLC [Member]
Cash distribution paid to unit-holder of limited liability company | $				$ 15,000